Benefits offered to employees (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Short-term benefits	R$ 667	R$ 625
Health Care Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	323	301
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	131	114
Transport Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	92	92
Meals Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	72	66
Life Insurance Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	16	12
Training Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	12	19
Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	R$ 21	R$ 21